PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Disclosure of Property, plant and equipment

Cost	Balance at 12/31/2024	Additions	Derecognitions	Balance at 12/31/2025
Machinery and equipment	834	50	-	884
Other fixtures, fittings and tools	10	-	-	10
Total	844	50	-	894
Accumulated depreciation (Note 13)

Machinery and equipment	(387)	(86)*	-	(473)
Other fixtures, fittings and tools	(4)	-	-	(4)
Total	(391)	(86)	-	(477)
Carrying amount	453	(36)	-	417

*	The difference between the depreciation expense disclosed in Note 6 and Note 13 arises from using different FX rates: year-end rates for statement of financial position and average rates for statement of operations.

Cost	Balance at 12/31/2023	Additions		Derecognitions	Balance at 12/31/2024
Machinery and equipment	639	248		(53)	834
Other fixtures, fittings and tools	10	-		-	10
Total	649	248		(53)	844
Accumulated depreciation (Note 13)

Machinery and equipment	(314)	(126	)*	53	(387)
Other fixtures, fittings and tools	(4)	-		-	(4)
Total	(318)	(126)		53	(391)
Carrying amount	331	122		-	453